Significant Accounting Policies - Schedule of Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders		$ (1,881,635)	$ 864,722	$ 2,932,363
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	[1]	17,451,865	11,752,180	10,000,000
Per share amount
Per share - basic		$ (0.11)	$ 0.07	$ 0.29
Per share - diluted		$ (0.11)	$ 0.07	$ 0.29

[1]	The share amounts in 2022 were presented on a retroactive basis.